Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current contract liabilities [abstract]
Deferred income	€ 19,802	€ 700
Current portion	(5,115)	(700)
Non current deferred income	14,687
Other current liabilities	10,760	6,118
Eli Lilly and Company
Current contract liabilities [abstract]
Deferred income	19,143
Yarrow Biotechnology, Inc
Current contract liabilities [abstract]
Deferred income	73
Foundation Fighting Blindness
Current contract liabilities [abstract]
Deferred income	561	623
EC Horizon 2020 Program
Current contract liabilities [abstract]
Deferred income	€ 25	€ 77